ACCOUNTS PAYABLE AND EQUIPMENT PROJECT PAYABLES (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Trade payables	$ 10,033	$ 8,813
Supply chain finance programs	3,689	3,211
Equipment project accruals	1,236	1,125
Non-income based tax payables	441	378
Accounts payable and equipment project payables	$ 15,399	$ 13,527